Average Annual Total Returns - Direxion Auspice Broad Commodity Strategy ETF	Direxion Auspice Broad Commodity Strategy ETF 1 Year	Direxion Auspice Broad Commodity Strategy ETF Since Inception	Direxion Auspice Broad Commodity Strategy ETF Inception Date	Direxion Auspice Broad Commodity Strategy ETF Return After Taxes on Distributions 1 Year	Direxion Auspice Broad Commodity Strategy ETF Return After Taxes on Distributions Since Inception	Direxion Auspice Broad Commodity Strategy ETF Return After Taxes on Distributions Inception Date	Direxion Auspice Broad Commodity Strategy ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Auspice Broad Commodity Strategy ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Auspice Broad Commodity Strategy ETF Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	6.24%	0.72%	Mar. 30, 2017	3.69%	0.68%	Mar. 30, 2017	5.93%	(0.35%)	Mar. 30, 2017	18.40%	15.36%	Mar. 30, 2017